Concentrations (Tables)	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
Schedule of revenues by product line

	For the years ended December 31,
	2019	2018	2017
Categories
Product sales
Medical Devices	$58,750	$221,414	$827,032
Mobile Medicine (sleep apnea diagnostic products)	153,644	120,930	54,979
OSAS service (analysis and detection)	171,064	217,042	-
Total Revenues	$383,458	$559,386	$882,011